SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	5 Months Ended	7 Months Ended
	Dec. 31, 2016	Jul. 31, 2016
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of the useful lives or the lease term	Shorter of the useful lives or the lease term
Building and land use rights [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	20 years	20 years
Building and land use rights [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years
Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		10 years
Machinery and Equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life		15 years
Furniture and Office Equipment [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	3 years	5 years
Motor Vehicles [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years